SHARE CAPITAL (Tables)	12 Months Ended
Aug. 31, 2019
Notes to Financial Statements [Abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Number of Shares	Average Exercise Price CAD$
Options outstanding at August 31, 2017	438,228	46.50
Forfeited	(129,678)	41.50
Options outstanding at August 31, 2018	308,550	45.20
Forfeited/Cancelled	(308,550)	45.20
Granted	1,554,000	2.61
Options outstanding at August 31, 2019	1,554,000	2.61

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
Stock options outstanding at August 31, 2019	Stock options exercisable at August 31, 2019	Exercise Price CAD$	Average Remaining Contractual Life (Years)
1,554,000	388,500	2.61	4.61

Disclosure of assumptions used in valuing stock options granted [Table Text Block]
Year ended	August 31, 2019	August 31, 2018
Risk-free interest rate	1.6%	N/A
Expected life of options	3.9 years	N/A
Annualized volatility[1]	74%	N/A
Forfeiture rate	2.1%	N/A
Dividend rate	0.0%	N/A